Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FROST GROWTH EQUITY FUND | Institutional Class Shares | FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Annual Return [Percent]	29.97%	45.24%	(31.74%)	25.46%	32.68%	33.49%	2.97%	30.69%	0.83%	6.23%
FROST TOTAL RETURN BOND FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	6.43%	8.64%	(5.31%)	3.45%	3.49%	5.38%	1.38%	4.43%	5.73%	(0.50%)
FROST CREDIT FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	8.25%	11.60%	(7.59%)	5.32%	6.37%	7.21%	1.25%	8.20%	10.03%	(2.10%)
FROST LOW DURATION BOND FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	4.86%	5.71%	(4.80%)	(0.35%)	4.24%	3.22%	1.83%	1.77%	1.69%	0.56%